Consolidated Statements of Cash Flows Statement (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 120,411,000	$ 127,409,000	$ 212,805,000	$ 268,914,000	$ 256,445,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21,220,000	21,185,000	42,431,000	42,936,000	42,299,000
Amortization of debt discount	2,347,000	2,347,000	4,695,000	4,695,000	4,695,000
Amortization of debt issuance costs	2,083,000	2,185,000	4,362,000	4,382,000	4,863,000
Non-cash derivative gain	(98,000)	(751,000)	(1,317,000)	1,415,000	124,000
Increase (Decrease) in Restricted Cash for Operating Activities	2,427,000	0	(3,654,000)	0	0
Gains (Losses) on Extinguishment of Debt			1,470,000	0	0
Increase (Decrease) in Other Operating Assets			3,496,000	0	0
Changes in operating assets and liabilities:
Increase (Decrease) in Deferred Revenue Related Parties	45,000	80,000	87,000	58,000	(41,915,000)
Deferred revenue	(1,955,000)	(3,481,000)	(4,089,000)	(3,964,000)	(3,864,000)
Accounts payable and accrued liabilities	(1,989,000)	1,308,000	2,296,000	(114,000)	(21,000)
Advances to affiliate			(487,000)	2,988,000	1,815,000
Accounts payable and accrued liabilities—affiliate	9,631,000	779,000	482,000	(1,917,000)	(407,000)
Increase (Decrease) in Accounts Receivable	(23,849,000)	0
Accounts receivable—affiliate	(17,979,000)	(165,000)	(1,035,000)	35,000	3,237,000
Other	697,000	(3,326,000)	1,753,000	(137,000)	1,155,000
Net cash provided by operating activities	112,991,000	147,570,000	263,295,000	319,291,000	268,426,000
Cash flows from investing activities
LNG terminal construction-in-process, net	(123,000)	(2,627,000)	(4,458,000)	(7,137,000)	(4,955,000)
Advances under long-term contracts			0	(193,000)	(121,000)
Net cash used in investing activities	(123,000)	(2,627,000)	(4,458,000)	(7,330,000)	(5,076,000)
Cash flows from financing activities
Repayments of Long-term Debt			(550,000,000)	0	0
Proceeds from Issuance of Long-term Debt			420,000,000	0	0
Distribution Made to Member or Limited Partner, Cash Distributions Paid	(149,073,000)	(146,707,000)	(333,453,000)	(313,619,000)	(374,835,000)
Proceeds from Contributions from Affiliates	45,820,000	0	208,354,000	0	0
Other			(9,092,000)	0	0
Investment in restricted cash and cash equivalents			6,288,000	0	0
Proceeds from (Payments for) Other Financing Activities	(34,000)	0
Nets cash used in financing activities	(103,287,000)	(146,707,000)	(257,903,000)	(313,619,000)	(374,835,000)
Net decreased in cash and cash equivalents	9,581,000	(1,764,000)	934,000	(1,658,000)	(111,485,000)
Cash and cash equivalents—beginning of period	5,202,000	4,268,000	4,268,000	5,926,000	117,411,000
Cash and cash equivalents—end of period	$ 14,783,000	$ 2,504,000	$ 5,202,000	$ 4,268,000	$ 5,926,000